Segment, Geographic and Customers Information - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Facility Segment Distributor	Mar. 31, 2012	Dec. 31, 2012 Segment Facility Distributor	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of operating segments	2		2
Number of reportable segments			2
Number of distribution centers	2		2
Number of co-packers	3		3
Major customer, percentage of sales	17.80%	18.00%	18.00%	17.00%	16.90%
North America [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities	5		5
Europe [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities	4		4